SEGMENT INFORMATION (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment									2
Total Revenue									$ 187,335	$ 142,102	$ 59,403
Depreciation and amortization									14,983	7,684	4,708
Income (loss) from operations	$ 35,505	$ 25,763	$ 23,510	$ 26,044	$ 24,186	$ 27,113	$ 24,192	$ 19,368	110,822	94,859	17,410
Interest expense, net									30,433	21,254	2,672
Capital Expenditures									121,351	3,503	47,805
Total assets	756,861				425,789				756,861	425,789
Affiliate	61,694	$ 48,433	$ 40,659	$ 36,549	37,306	$ 37,082	$ 34,868	$ 32,846	175,448	142,102	59,403
Transportation and Terminaling Segment [Member]
Segment Reporting Information [Line Items]
Total Revenue									165,524	120,750	58,205
Depreciation and amortization									12,555	5,045	2,929
Income (loss) from operations									117,094	98,222	33,559
Interest expense, net									0	0	0
Capital Expenditures									118,592	1,703	32,279
Total assets	606,898				115,713				606,898	115,713
Storage Segment [Member]
Segment Reporting Information [Line Items]
Total Revenue									21,811	21,352	1,198
Depreciation and amortization									2,428	2,639	1,779
Income (loss) from operations									10,695	10,535	(7,940)
Interest expense, net									0	0	0
Capital Expenditures									2,759	1,800	15,526
Total assets	57,375				56,846				57,375	56,846
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Total Revenue									0	0	0
Depreciation and amortization									0	0	0
Income (loss) from operations									(16,967)	(13,898)	(8,209)
Interest expense, net									30,433	21,254	2,672
Capital Expenditures									0	0	$ 0
Total assets	$ 92,588				$ 253,230				$ 92,588	$ 253,230